Commitments and Contingencies - Capital Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Fixed assets under capital leases, gross	$ 2.2	$ 0.1
Fixed assets under capital leases, net	$ 1.7	$ 0.1